Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 33,535,351	$ 44,863,430	$ 51,428,054
Self-manufactured production sales revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	24,573,665	37,581,158	45,966,687
Trading sales revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 8,961,686	$ 7,282,272	$ 5,461,367